Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-15214
Entity Registrant Name	TRANSALTA CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	110-12th Avenue S.W., Box 1900, Station “M”
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 2M1
City Area Code	403
Local Phone Number	267-7110
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	268,290,896
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001144800
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	TransAlta Centralia Generation LLC
Entity Address, Address Line One	913 Big Hanaford Road
Entity Address, City or Town	Centralia
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98531
City Area Code	360
Local Phone Number	736-9901